PUTNAM
                                                GLOBAL
                                                GROWTH
                                                FUND


[Artwork]


ANNUAL REPORT
October 31, 1995


[Putnam Logo]


Boston * London * Tokyo

FUND HIGHLIGHTS

"We believe that attractive opportunities exist right now in many international markets. Indeed, fundamental economic and financial conditions appear quite po-sitive for an array of industries and companies, particularly as interest rates continue to decline worldwide. In turn, we will continue to position Putnam Global Growth Fund to access long-term growth potential, while always keeping in mind the importance to minimizing volatility."

                       -- Anthony W. Regan, manager, Putnam Global Growth Fund



         CONTENTS

 4  Report from Putnam Management
 8  Fund performance summary
12  Portfolio holdings
25  Financial statements

FROM THE CHAIRMAN                                [Photograph of George Putnam]
                                                 * (C) Karsh, Ottawa
DEAR SHAREHOLDER:

THE RELATIVELY SUBDUED PERFORMANCE OF INTERNATIONAL STOCKS SO FAR IN 1995 IN COMPARISON TO EXCELLENT RESULTS IN THE U.S. EQUITY MARKET MAY HAVE DISAPPOINTED SHAREHOLDERS OF PUTNAM GLOBAL GROWTH FUND. HOWEVER, I WOULD URGE THEM NOT TO LO-SE PERSPECTIVE. GLOBAL MARKETS MAY WELL EXPERIENCE A RETURN TO VIGOR, SPURRED PERHAPS BY DECLINING INTEREST RATES AROUND THE WORLD.

ALTHOUGH NO ONE CAN EVER PREDICT SUCH THINGS WITH CERTAINTY, PUTNAM MANAGEMENT SEES MOUNTING EVIDENCE OF GATHERING STRENGTH IN EQUITIES ABROAD. THERE IS GOOD REASON TO BELIEVE THAT, AS IN THE PAST, PATIENT INVESTORS IN GLOBAL STOCKS SHOULD BE WELL REWARDED OVER TIME. IN THE REPORT THAT FOLLOWS, FUND MANAGEMENT DISCUSSES FISCAL 1995 RESULTS IN DETAIL AND PROVIDES INSIGHTS ON PROSPECTS FOR FISCAL 1996.

I AM PLEASED TO ANNOUNCE THAT CAROL C. MCMULLEN HAS JOINED YOUR FUND'S MANAGE-MENT TEAM. CAROL, FORMERLY A SENIOR VICE PRESIDENT AT BARING ASSET MANAGEMENT, HAS 14 YEARS OF INVESTMENT EXPERIENCE. SHE OVERSEES THE U.S. EQUITY PORTION OF YOUR FUND'S PORTFOLIO.

RESPECTFULLY YOURS,


GEORGE PUTNAM
CHAIRMAN OF THE TRUSTEES
DECEMBER 20, 1995

* (C) Copyright

REPORT FROM THE FUND MANAGERS
ANTHONY W. REGAN
CAROL C. MCMULLEN

Understandably, many investors in international stock markets are looking with some envy at the performance of U.S. equities. Indeed, domestic stocks, as mea-sured by the Standard and Poor's 500 *(R) Index, have gained more than 26% year over year through October 31, 1995 -- a remarkably strong rally. Outside the United States, most stock markets were not nearly as robust during this period. Indeed, Putnam Global Growth Fund's substantial stake in the upbeat U.S. market -- approximately 30% of the fund's portfolio -- helped improve the fund's over-all returns.

However, the fund ends its fiscal year reflecting the subdued performance of ma-ny international equity markets. Over the fiscal year ended October 31, 1995, the fund's class A shares rose 5.64%, with class B shares gaining 4.80%, both at net asset value. These results are in line with the 5.18% average return in Li-pper Analytical Services Inc.'s global fund category.

PACIFIC RIM -- POCKETS OF STRENGTH OVERSHADOWED BY JAPAN'S STRUGGLES

We believe Asia represents an exceptional opportunity for investors with a long-term perspective. Many countries in the region are enjoying strong rates of eco-nomic growth, in part sparked by their highly efficient, educated, and inexpen-sive work forces. We believe the problems currently besetting the region -- es-pecially Japan -- will prove temporary, and we are optimistic that these markets will soon begin to reflect the underlying strength of their economies.

Over the past several months, we have seen strong performance from many of the fund's holdings in Hong Kong, which currently accounts for 3.3% of net assets. Hong Kong, whose currency is linked to the dollar and thus is affected by econo-mic conditions in the United States, benefited from stable-to-declining U.S. in-terest rates over the period. HSBC Holdings, a banking concern, has had an exce-llent year; Cheung Kong Holdings, a property developer, has performed well now that the island's downward real-estate spiral appears to have halted.

* (R) Registered mark

Elsewhere in Asia, your fund's returns were depressed by its position in Singa-pore, representing 5.0% of the fund's net assets. In spite of Singapore's abi-ding economic strength, the country's stock market stagnated over the fund's annual period. Tighter monetary conditions in response to economic overheating hampered the market. We did see strong performance from some of the fund's Sin-gapore holdings, including Jurong Shipyard and Singapore Airlines. In the coming months, we believe the financial services sector might show strong growth here.

Conditions in Japan, however, are probably the sharpest negative factor affec-ting both the region and some of your fund's holdings. Since the start of the 1990s, the nation has spent much of the time fighting recession and government paralysis. However, a recent stimulus package, much derided at first, has appa-rently begun to support the Japanese market. We are cautiously optimistic that in the months ahead, Japanese equities might make a decisive move upward. Within the fund's nearly 20% weighting in Japan, we are particularly upbeat about high-technology issues, including two semiconductor manufacturers, Rohm and Kyocera, as well as Omron, an electronics company.

[Bar Chart - Page 5]
----------------------------------------------------
PORTFOLIO ALLOCATION *
----------------------------------------------------
                          4/30/95     10/31/95
Europe                     38.3         38.2
Japan                      19.7         19.7
US                         31.0         25.4
Asia (ex Japan)            10.8         10.8
Latin America               0.6          0.8
----------------------------------------------------
* Based on net assets as of the indicated date. Holdings will vary over time.

Finally, we have hedged 70% of the fund's Japanese holdings back into dollars; this would help to protect the portfolio should the U.S. dollar continue to strengthen.

EUROPE SHOWS SIGNS OF SLOWING

Among the fund's European holdings, we have emphasized the United Kingdom, in-vesting 8.4% of the fund's assets there over the annual period. Holdings spanned the full spectrum of British industries, from financial services to oil explora-tion to consumer services. Burmah Oil continues to be a large position, as does Sears PLC. BAT, a diversified conglomerate operating tobacco and financial ser-vices concerns, is another large fund holding. We envision relatively sound eco-nomic conditions in Britain in the coming months, particularly if interest rates drift lower.

The performance of your fund's other European holdings were somewhat uninspired. Your fund has approximately a 5% stake in France, whose market stagnated over the period. France continues to suffer from onerous unemployment, coupled with high interest rates deemed necessary to keep the franc strong -- a difficult combination to overcome. A bright spot among our French holdings included SGS-Thomson Microelectronics, which is benefiting from some of the same factors su-pporting U.S. technology companies.

The fund's position in the Netherlands is currently 5.2%. We have seen ongoing strength in the consumer and industrial sectors there. Accordingly, we have pur-chased shares in Unilever and Wolters Kluwer, both diversified consumer-goods manufacturers. In our 4.1% position in Switzerland, we continue to be optimistic about Swiss Reinsurance, a leading reinsurance provider.

U.S. MARKETS RALLY DRAMATICALLY

Over the past year, U.S. investors have enjoyed very strong performance from stocks across different industry sectors and company sizes. While soaring tech-nology stocks have seized investor interest, stocks of financial services, con-sumer goods, and transportation companies have also demonstrated remarkable strength. Indeed, the U.S. rally appears to be based

--------------------------------------------------------------------------------
NET CHANGE IN STOCK MARKETS
--------------------------------------------------------------------------------
                                  LOCAL
12 MONTHS ENDED 10/31/95       CURRENCY        U.S. $
--------------------------------------------------------------------------------
U.K.                               16.2%         12.5%
FRANCE                             -0.4           5.1
NETHERLANDS                         8.1          15.6
SPAIN                               3.5           6.2
GERMANY                             3.4          10.7
SWITZERLAND                        24.1          37.4
JAPAN                              -8.4         -13.1
AUSTRALIA                           2.4           4.9
HONG KONG                           0.8           0.8
SINGAPORE                         -11.2          -7.8
MALAYSIA                          -13.9         -13.5
UNITED STATES                       N/A          26.8
WORLD INDEX                         N/A           9.5
WORLD INDEX (EX U.S.)               N/A          -0.1
--------------------------------------------------------------------------------
Source: Morgan Stanley Capital International world indexes. Past performance is not indicative of future results.

on fundamental long-term improvement in domestic competitiveness and efficiency. In the near term, though, the current rally has shown some signs of aging. With interest rates likely set to decline in the coming months, however, we believe domestic stock markets will remain strong.

In the approximately 30% of your fund allocated to the United States, we have begun to concentrate on medium-sized companies, where valuations and growth prospects currently appear attractive. One sector where we see exceptional po-tential is business services. We have also positioned some of the fund's U.S. holdings to take advantage of the persistent strength in technology; we are up-beat about holdings in Intel, a world leader in microprocessors.

POTENTIAL FOR GROWTH IN MONTHS AHEAD

Many of the positive factors fueling the rise in U.S. stocks may serve to bu-ttress global markets in the months ahead. Benign inflation, low interest rates, and increasing demand may all combine to help improve the environment for global equities as 1996 approaches. Indeed, we intend to keep your fund's portfolio po-sitioned to benefit from a renewal in strength in equity markets around the world.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed fa-vorably as of 10/31/95, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, including currency fluctuations, economic instability, and political develop-ments, not present with domestic investments.

PERFORMANCE SUMMARY

This section provides, at a glance, information about your fund's performance. Total return shows how the value of the fund's shares changed over time, assu-ming you held the shares through the entire period and reinvested all distribu-tions in the fund. Performance should always be considered in light of a fund's investment strategy. Putnam Global Growth Fund is designed for investors seeking capital appreciation through a globally diversified equity portfolio.

TOTAL RETURN FOR PERIODS ENDED 10/31/95
                                            CLASS B             CLASS M
                         CLASS A           (4/27/92)           (3/1/95)
                      NAV       POP      NAV       CDSC      NAV      POP
-------------------------------------------------------------------------------
1 year               5.64%    -0.48%    4.80%     -0.20%      --       --
-------------------------------------------------------------------------------
5 years             70.66     60.94       --         --       --       --
Annual average      11.28      9.99       --         --       --       --
-------------------------------------------------------------------------------
10 years           248.94    228.91       --         --       --       --
Annual average      13.31     12.64       --         --       --       --
-------------------------------------------------------------------------------
Life-of-class          --        --    39.86      36.86    13.88%    9.91%
Annual average         --        --    10.03       9.35       --       --
-------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 10/31/95

                          MSCI               S&P 500            CONSUMER
                    WORLD      EAFE           INDEX           PRICE INDEX
-------------------------------------------------------------------------------
1 year               9.48%    -0.37%          26.36%                 2.81%
-------------------------------------------------------------------------------
5 years             64.20     39.94          121.28                 15.13
Annual average      10.43      6.95           17.22                  2.86
-------------------------------------------------------------------------------
10 years           255.48    265.72          320.19                 41.40
Annual average      13.52     13.85           15.44                  3.52
-------------------------------------------------------------------------------
Life of class B     48.63     47.39           54.53                 10.18
Annual average      11.98     11.71           13.20                  2.80
-------------------------------------------------------------------------------
Life of class M     20.83     12.89           21.57                  1.86
-------------------------------------------------------------------------------
Performance data represent past results, do not reflect future performance, and will differ for each share class. Performance data do not take into account any adjustment for taxes payable on reinvested distributions or for payments under the fund's class A distribution plan prior to its implementation in fiscal 1990. Investment returns and principal value will fluctuate so that an investor's sha-res, when sold, may be worth more or less than their original cost. POP assumes 5.75% maximum sales charge for class A shares and 3.50% for class M shares. CDSC for class B shares declines from a 5% maximum during the first year to 1% during the sixth year.

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[Line Chart - Page 9]
-------------------------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT
-------------------------------------------------------------------------------
                FUND'S CLASS A     MORGAN STANLEY CAPITAL
                 SHARES AT POP   INTERNATIONAL WORLD INDEX      S&P 500 INDEX
-------------------------------------------------------------------------------
1985                 9425                 10000                     10000
1986                14185                 14753                     13315
1987                15360                 17899                     14159
1988                16607                 21512                     16259
1989                19535                 24402                     20531
1990                19272                 21649                     18988
1991                22453                 25059                     25350
1992                22115                 23748                     27866
1993                28665                 30161                     32015
1994                31135                 32469                     33253
1995                32891                 35548                     42019
-------------------------------------------------------------------------------
Past performance is no assurance of future results. A $10,000 investment in the fund's class B shares at inception on 4/27/92 would have been valued at $13,986 on 10/31/95 ($13,686 with a redemption at the end of the period). A $10,000 in-vestment in class M shares at inception on 3/1/95 would have been worth $11,388 at NAV, and $10,991 at POP on 10/31/95.

PRICE AND DISTRIBUTION INFORMATION
12 months ended 10/31/95
DISTRIBUTIONS:               CLASS A         CLASS B         CLASS M
-------------------------------------------------------------------------------
Number                             1               1              --
-------------------------------------------------------------------------------
Income                         $.008           $.008              --
-------------------------------------------------------------------------------
Capital gains
  Long-term                   $0.281          $0.281              --
-------------------------------------------------------------------------------
  Short-term                   0.024           0.024              --
-------------------------------------------------------------------------------
Total                         $0.313          $0.313              --
-------------------------------------------------------------------------------
SHARE VALUE:               NAV      POP          NAV         NAV     POP
-------------------------------------------------------------------------------
10/31/94                 $9.92   $10.53        $9.74          --      --
-------------------------------------------------------------------------------
3/1/95 (inception           --       --           --       $8.86   $9.18
of class M shares)
-------------------------------------------------------------------------------
10/31/95                 10.13    10.75         9.86       10.09   10.46
-------------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 9/30/95
(most recent calendar quarter)
                                                CLASS B              CLASS M
                            CLASS    A         (4/27/92)             (3/1/95)
                         NAV       POP       NAV       CDSC       NAV       POP
-------------------------------------------------------------------------------
1 year                  8.97%     2.75%     8.06%      3.06%       --        --
-------------------------------------------------------------------------------
5 years                81.52     71.17        --         --        --        --
Annual average         12.66     11.35        --         --        --        --
-------------------------------------------------------------------------------
10 years              286.40    264.24        --         --        --        --
Annual average         14.47     13.80        --         --        --        --
-------------------------------------------------------------------------------
Life-of-class             --        --     41.71      38.71     15.35%    11.33%
Annual average            --        --     10.70      10.01        --        --
-------------------------------------------------------------------------------

TERMS AND DEFINITIONS

CLASS A SHARES are generally subject to an initial sales charge.

CLASS B SHARES may be subject to a sales charge upon redemption.

CLASS M SHARES have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

NET ASSET VALUE (NAV) is the value of all your fund's assets, minus any liabili-ties, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

PUBLIC OFFERING PRICE (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

CONTINGENT DEFERRED SALES CHARGE (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

STANDARD & POOR'S (S&P) 500 Index is an unmanaged list of common stocks that is frequently used as a general measure of stock market performance.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX is an unmanaged list of global equity securities, with all values expressed in U.S. dollars.

MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX is an unmanaged list of equity securities from Europe, Australia and the Far East, with all values ex-pressed in U.S. dollars.

CONSUMER PRICE INDEX (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Investment indexes assume reinvestment of all distributions and do not take in-to account brokerage commissions or other costs. The fund's portfolio contains securities that do not match those in the indexes.

REPORT OF INDEPENDENT ACCOUNTANTS
For the fiscal year ended October 31, 1995

To the Trustees and Shareholders of
Putnam Global Growth Fund

We have audited the accompanying statement of assets and liabilities of Putnam Global Growth Fund, including the portfolio of investments owned, as of October 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these fi-nancial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain rea-sonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial state-ments. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodian and brokers. An audit also inclu-des assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Global Growth Fund as of October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indica-ted therein, in conformity with generally accepted accounting principles.


                                                       Coopers & Lybrand L.L.P.
Boston, Massachusetts
December 15, 1995

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PORTFOLIO OF INVESTMENTS OWNED
October 31, 1995

COMMON STOCKS (92.9%)*
NUMBER OF SHARES                                                   MARKET VALUE

ARGENTINA (0.3%)
--------------------------------------------------------------------------------
       450,000  Astra CIA Argentina DE Petro                     $      666,000
        53,175  Banco De Galicia y Buenos Aires Class B ADR           1,016,972
       345,500  Banco Frances del Rio De La Plata S.A.+               2,511,785
        50,000  Banco Frances del Rio De La Plata S.A. ADR+           1,093,750
        49,700  Capex S.A. 144A GDR                                     583,975
       200,364  Cia Naviera Perez Companc S.A.+                         883,605
        75,000  Telecom Argentina Class B+                              288,750
        17,100  Telecom Argentina S.A. ADR+                             656,213
                                                                ----------------
                                                                      7,701,050
AUSTRALIA (1.0%)
--------------------------------------------------------------------------------
     1,196,752  Amcor, Ltd.                                           8,967,454
     3,000,000  Biota Holdings Ltd.+                                  3,883,650
    11,389,000  Sydney Harbor Casino+                                14,223,267
                                                                ----------------
                                                                     27,074,371
AUSTRIA (0.2%)
--------------------------------------------------------------------------------
       410,000  Mayr-Melnhof Karton AG 144A ADS                       5,842,500

BELGIUM (1.1%)
--------------------------------------------------------------------------------
        18,460  Bekaert S.A.                                         13,542,133
        33,000  Solvay S.A.                                          16,632,719
                                                                ----------------
                                                                     30,174,852
BRAZIL (0.1%)
--------------------------------------------------------------------------------
        27,615  Comp Energetica De Minas Gerais (Cemig)144A ADR         590,271
        24,700  Companhia Siderurgica Nacional (Registered)             529,194
         2,353  Eletrobras de Brazil (Registered)                       668,090
        26,600  Telebras Co. ADR                                      1,073,975
        49,700  Usiminas Siderurg Minas 144A ADR                        470,237
                                                                ----------------
                                                                      3,331,767
CANADA (0.4%)
--------------------------------------------------------------------------------
       225,000  Magna International, Inc. Class A                     9,731,250

CHILE (0.1%)
--------------------------------------------------------------------------------
        60,600  Banco Osorno y La Union ADR                             818,100
        45,000  Santa Isabel S.A. ADR+                                1,018,125
                                                                ----------------
                                                                      1,836,225
COLUMBIA (0.1%)
--------------------------------------------------------------------------------
        60,000  Banco Industrial Colombiano ADR                         817,500
        39,000  Cementos Paz Delaware Rio 144A ADR+                     546,000
                                                                ----------------
                                                                      1,363,500
DENMARK (0.3%)
--------------------------------------------------------------------------------
       357,000  Tele Danmark ADS                                      9,326,625

COMMON STOCKS
NUMBER OF SHARES                                                   MARKET VALUE

FINLAND (0.7%)
--------------------------------------------------------------------------------
       910,000  Repola                                           $   17,624,107

FRANCE (5.0%)
--------------------------------------------------------------------------------
        62,304  Cetelem Group                                         9,953,327
       203,100  Credit Local de France S.A.                          16,102,409
        42,682  Docks de France S.A.                                  6,503,924
       232,100  Lafarge Coppee (Bearer)                              15,406,782
       219,000  Michelin Corp. Class B (Registered)                   8,858,679
        88,000  Peugeot S.A.                                         11,481,004
       427,800  SGS-Thomson Microelectronics ADR+                    19,357,950
       140,000  Societe Generale Paris                               16,057,348
       249,324  Societe Nationale Elf Aquitaine (Bearer)             17,004,586
        36,200  Sommer-Allibert                                       9,586,605
       194,100  Total Corp. ADS                                       5,992,838
                                                                ----------------
                                                                    136,305,452
GERMANY (1.3%)
--------------------------------------------------------------------------------
           530  Munich Re (Registered)+                               1,100,639
        28,500  Preussag AG                                           8,103,834
       650,000  VEBA AG                                              26,595,314
                                                                ----------------
                                                                     35,799,787
HONG KONG (3.3%)
--------------------------------------------------------------------------------
     1,010,000  Chen Hsong Holdings                                     587,878
     2,782,000  Cheung Kong Holdings Ltd.                            15,689,053
       220,000  Citic Pacific Ltd.                                      687,216
       362,000  Consolidated Electric Power Asia Ltd.                   732,784
        46,500  Ek Chor China Motorcycle Co., Ltd.                      651,000
       774,076  First Pacific Co., Ltd.                                 891,100
     3,100,000  Golden Resources Dev. Int. Ltd.                         316,767
     1,501,200  Guoco Group Ltd.                                      6,951,439
     1,443,458  HSBC Holdings PLC                                    21,004,375
     3,100,000  Hong Kong Electric Holdings, Ltd.                    10,545,583
     3,500,000  Hong Kong Land Holdings Ltd.                          6,300,000
       310,000  Hong Kong Telecommunications Ltd.                       541,313
     2,425,000  Hutchison Whampoa, Ltd.                              13,362,092
       755,000  Jinhui Shipping & Transp. ADR                           906,000
       405,400  New World Infrastructure Ltd.+                          713,142
       966,000  Shun Tak Holdings Ltd.                                  762,185
     1,235,700  Swire Pacific Ltd. Class A                            9,270,308
       337,000  Varitronix International Ltd.                           642,947
                                                                ----------------
                                                                     90,555,182
INDIA (0.2%)
--------------------------------------------------------------------------------
        58,000  Ashok Leyland Ltd. 144A GDR+                            594,500
        22,366  Benpres Holdings Corp. 144A GDR+                        128,605
        36,000  East India Hotel 144A GDR+                              621,000
        50,000  Gujarat Narmada Valley Fertilizer 144A GDR+             337,500
        50,900  India Cements Ltd. 144A GDR                             362,663
        31,400  Indian Hotels, Ltd. 144A GDR+                           565,200
        55,600  Indian Petrochemicals Corp. Ltd. 144A ADR+              653,300
       157,500  KEC International Ltd.+                                 521,921
       192,400  Salora International Ltd.+                              253,900

COMMON STOCKS
NUMBER OF SHARES                                                   MARKET VALUE

INDIA (continued)
--------------------------------------------------------------------------------
        12,300  Southern Petrochemical Ltd. 144A+                $       75,645
        34,800  Tata Engineering & Locomotive Co. Ltd. 144A GDR         722,100
                                                                ----------------
                                                                      4,836,334
INDONESIA (0.2%)
--------------------------------------------------------------------------------
        92,000  Asia Pacific Resource International Class A+            667,000
       381,000  Astra International (Registered)                        763,681
       325,000  Indorayon Utama (Registered)                            400,882
       206,000  PT Mulia Industrindo (Registered)                       608,020
        13,900  Part Tri Polyta ADR                                     215,450
       160,000  Sampoerna Industries (Registered)                     1,480,181
                                                                ----------------
                                                                      4,135,214
IRELAND (2.5%)
--------------------------------------------------------------------------------
     4,551,265  Allied Irish Banks                                   23,001,074
     3,025,000  CRH PLC                                              19,991,572
     3,244,250  Greencore Group PLC                                  26,012,429
                                                                ----------------
                                                                     69,005,075
ISRAEL (.%)
--------------------------------------------------------------------------------
        23,300  Teva Pharmaceutical Industries Ltd. ADR                 914,525

ITALY (0.3%)
--------------------------------------------------------------------------------
     1,404,840  Cartiere Burgo S.P.A.                                 8,004,378

JAPAN (19.6%)
--------------------------------------------------------------------------------
     1,300,000  Bridgestone Corp.                                    18,053,788
           280  Chubu Electric Power, Inc.                                6,517
     1,230,000  Dai Nippon Printing Co., Ltd.                        19,607,822
     1,819,000  Daiwa Securities Ltd.                                21,347,675
     1,910,000  Fujitsu, Ltd.                                        22,789,239
       287,500  Hirose Electric Co. Ltd.                             18,360,634
       390,000  Ito Yokado Co., Ltd.                                 21,321,269
     1,630,000  KAO Corp.+                                           19,767,235
       416,000  Komori Corp.                                          9,845,671
       650,000  Kurita Water Ltd.                                    18,117,358
       233,000  Kyocera Corp.                                        19,095,744
        93,000  Mabuchi Motor Co. Ltd.                                5,630,024
     1,140,000  Marui Co., Ltd.                                      19,733,984
     1,250,000  Matsushita Electric Industrial Co., Ltd.             17,726,160
     1,800,000  Mitsubishi Motors Corp.                              14,998,531
     2,047,000  Mitsui Fudoscan Co. Ltd.                             16,295,919
       526,000  Murata Manufacturing Co. Ltd.                        18,467,871
         2,068  Nippon Telegraph and Telephone Corp.                 16,968,722
       829,000  Nippondenso Co., Ltd.                                15,161,172
       955,000  Nishimatsu Construction Co.                          10,740,831
     1,129,000  Nisshin Steel Co., Ltd.                               4,184,753
     1,100,000  Omron Tateisi Electronics Corp.                      25,711,489
       314,000  Rohm Co. Ltd.                                        19,070,316
       430,000  Santen Pharmaceutical Co., Ltd.                      10,177,016
       225,000  Secom Co., Ltd.                                      14,655,255
     1,569,000  Sekisui Chemical Co., Ltd.                           20,408,507
       630,000  Sharp Corp.                                           8,749,143
     1,030,000  Shimizu Corp.                                         9,599,901

COMMON STOCKS
NUMBER OF SHARES                                                   MARKET VALUE

JAPAN (continued)
--------------------------------------------------------------------------------
     1,300,000  Tokio Marine & Fire Insurance Co. Ltd.           $   13,349,632
     2,920,000  Toray Industries, Inc.                               18,248,213
       610,000  Tostem Corp.                                         18,732,516
       936,000  Yamanouchi Pharmaceutical Co. Ltd.                   20,871,196
       700,000  Yamatake Honeywell                                    9,515,892
     1,023,000  Yamato Transport Co. Ltd.                            11,005,378
       560,000  Yasuda Fire & Marine Insurance Co., Ltd.              3,395,599
                                                                ----------------
                                                                    531,710,972
LUXEMBOURG (0.1%)
--------------------------------------------------------------------------------
        41,300  Millicom International Cellular S.A.+                 1,362,900

MALAYSIA (0.9%)
--------------------------------------------------------------------------------
        60,000  Genting Berhad (acquired 60,000 shares 3/15/95,
                cost $1,318,373).                                       517,180
       488,000  Hong Leong Industries Berhad                          2,324,084
       406,000  Leader Universal                                      1,094,619
       300,000  Malayan Banking Berhad                                2,420,593
       380,000  Malayawata Steel Berhad                                 755,304
       232,000  Malaysian Assurance Alliance                            940,528
       285,000  Maruichi Malaysia                                     1,099,303
     4,620,000  Sime Darby Berhad                                    11,546,817
       338,000  Southern Bank Berhad (Registered)                       685,126
       169,000  Sungei Way Holdings                                     568,721
       176,000  Technology Resources Industries+                        446,806
       106,000  Telekom Malaysia                                        759,318
       205,500  Ytl Corp. Berhad                                      1,116,188
                                                                ----------------
                                                                     24,274,587
MEXICO (0.1%)
--------------------------------------------------------------------------------
       216,000  Apasco S.A.                                             792,911
       990,000  Cifra S.A. de C.V. Class C+                           1,010,886
        32,050  International De Ceramica ADR+                          184,288
       143,000  Sears Roebuck de Mexico S.A.+                           392,194
        22,500  Telefonos de Mexico S.A. Class L ADR                    618,750
                                                                ----------------
                                                                      2,999,029
NETHERLANDS (5.2%)
--------------------------------------------------------------------------------
       229,962  ABN AMRO Holding N.V.                                 9,656,394
       417,247  Aegon N.V.                                           15,829,435
       110,000  Akzo-Nobel N.V.                                      12,519,476
       117,600  Dutch State Mines N.V.                                8,803,800
       505,006  Getronics Electric N.V.                              24,084,458
       600,000  IHC Caland N.V.                                      17,062,512
       320,000  K.L.M.-Royal Dutch Airlines                          10,559,250
       422,400  Koninklijke PPT Nederland N.V.                       14,847,805
       140,000  Unilever N.V.                                        18,327,950
        95,977  Wolters Kluwer N.V.                                   8,729,050
                                                                ----------------
                                                                    140,420,130
NORWAY (0.1%)
--------------------------------------------------------------------------------
       105,000  Maritime Investment Fund Ltd.+                        1,076,250
        35,000  Smedvig Transpotation ADR+                              551,250
                                                                ----------------
                                                                      1,627,500

COMMON STOCKS
NUMBER OF SHARES                                                   MARKET VALUE

PAKISTAN (0.1%)
--------------------------------------------------------------------------------
        82,695  Hubco Power GDR                                  $    1,354,131
        48,100  Pakistan State Oil                                      506,082
         5,700  Pakistan Telecomm Ltd. 144A GDR+                        532,950
                                                                ----------------
                                                                      2,393,163
PHILIPPINES (0.1%)
--------------------------------------------------------------------------------
     2,850,000  Bankard, Inc.+                                        1,179,273
        94,300  Philippine Commercial International Bank+               773,129
         8,800  Philippine Long Distance Telephone Co. ADR              493,900
       297,000  Pilipino Telephone Corp.+                               262,933
                                                                ----------------
                                                                      2,709,235
PORTUGAL (.%)
--------------------------------------------------------------------------------
       107,300  Portucel Industrial Empresa S.A. 144A ADS+              756,465

RUSSIA (.%)
--------------------------------------------------------------------------------
        35,300  Mosenergo ADR (Registered)+                             313,288

SINGAPORE (5.0%)
--------------------------------------------------------------------------------
        50,000  Asia Pulp & Paper Co. Ltd. ADR+                         512,500
     1,203,000  Cycle & Carriage Ltd.                                10,723,594
     1,105,000  Development Bank of Singapore (Registered)           12,664,309
     1,800,000  Hong Leong Industries                                 2,781,281
     1,708,000  Jardine Matheson Holdings Ltd.                       10,418,800
       857,000  Jurong Shipyard Ltd.                                  5,699,186
     2,465,000  Leader Universal                                      6,645,904
     1,200,000  Malayan Banking Berhad                                9,682,372
     2,560,000  Overseas Union Bank Ltd. (Registered)                15,937,743
     1,490,000  Singapore Airlines Ltd. (Registered)                 13,808,985
       558,000  Singapore Press Holdings (Registered)                 8,724,302
     1,150,000  United Engineers Ltd.                                 7,151,573
     1,863,082  United Overseas Bank Ltd. (Registered)               16,343,980
                                                                ----------------
                                                                    136,609,939
SOUTH AFRICA (0.1%)
--------------------------------------------------------------------------------
       697,467  Iscor Iron & Steel Industrial Corp., Ltd.               707,700
        67,600  Malbak Ltd. 144A GDR                                    436,696
        18,300  Nedcor Ltd. 144A GDR+                                 1,043,100
        14,400  Polifin Ltd.+                                            31,000
        95,800  Sasol Ltd.                                              827,561
        28,000  South African Breweries Ltd.                            919,512
                                                                ----------------
                                                                      3,965,569
SOUTH KOREA (.%)
--------------------------------------------------------------------------------
         3,000  L.G. Chemical Limited                                    70,971

SPAIN (2.7%)
--------------------------------------------------------------------------------
       610,000  Banco de Bilbao-Vizcaya S.A. (Registered)            18,648,473
       300,000  Hidrolectrica del Cantabrico                          9,023,851
     2,750,000  Iberdrola S.A.                                       20,736,007

COMMON STOCKS
NUMBER OF SHARES                                                   MARKET VALUE

SPAIN (continued)
--------------------------------------------------------------------------------
        34,000  Inversiones Y Represent ADR                      $      714,000
       363,000  Repsol S.A.                                          10,844,481
       425,000  Repsol S.A. ADR                                      12,590,625
                                                                ----------------
                                                                     72,557,437
SWEDEN (1.2%)
--------------------------------------------------------------------------------
       657,000  Astra AB Free                                        24,193,783
       561,840  Svenska Cellulosa Ser.B                               9,624,033
                                                                ----------------
                                                                     33,817,816
SWITZERLAND (4.1%)
--------------------------------------------------------------------------------
         8,060  BBC Brown Boveri & Cie, AG, Ltd. (Bearer)             9,344,208
        28,970  Ciba-Geigy AG (Registered)                           25,068,204
         8,280  Nestle S.A. (Registered)                              8,673,592
        31,250  Rieter Holding AG (Registered)                        9,325,484
        10,300  SGS Societe Generale De Surveillance Holdings
                S.A. (Bearer)                                        19,448,504
        17,286  Swiss Reinsurance (Registered)                       18,898,954
        20,000  Union Bank of Switzerland (Bearer)                   21,654,930
                                                                ----------------
                                                                    112,413,876
TAIWAN (.%)
--------------------------------------------------------------------------------
        39,100  Hocheng Group Corp. 144A GDR                            338,305
        27,690  Tung Ho Steel Enterprise GDR+                           263,055
        41,814  Yageo 144A GDR+                                         386,780
                                                                ----------------
                                                                        988,140
THAILAND (0.2%)
--------------------------------------------------------------------------------
       469,333  Industrial Finance Corp. (Registered)                 1,538,949
        16,200  Siam Cement PCL (Registered)                            883,402
       302,000  Siam Makro PCL (Registered)+                          1,062,281
       130,000  Thai Farmers Bank Public Co. (Registered)             1,074,722
                                                                ----------------
                                                                      4,559,354
UNITED KINGDOM (8.4%)
--------------------------------------------------------------------------------
     1,200,000  Anglian Water PLC                                    10,681,236
     1,724,189  Argyll Group PLC                                      8,777,536
     2,569,629  BAT Industries PLC                                   21,084,807
     1,418,538  Barclays Bank PLC                                    16,663,325
        79,900  British Petroleum PLC ADR                             7,051,175
     1,048,770  Burmah Oil PLC                                       16,332,338
       836,000  East Midlands Electric PLC                           11,485,712
     3,937,500  Explaura Holdings PLC+                                   46,691
     2,180,000  General Electric Co. (The) PLC                       10,822,261
     1,500,000  Guinness PLC                                         12,023,505
       995,000  Molins PLC                                           12,647,684
       618,182  North West Water Group PLC                            5,815,207
     2,536,574  Royal Insurance Holdings PLC                         15,680,365
    10,576,400  Sears PLC                                            16,972,108
       272,000  Securicor Group PLC Class A                           4,270,218
       704,295  Security Services PLC                                10,466,810

COMMON STOCKS
NUMBER OF SHARES                                                   MARKET VALUE

UNITED KINGDOM (continued)
--------------------------------------------------------------------------------
     2,690,900  Senior Engineering Group PLC                     $    4,233,041
     1,439,316  Siebe PLC                                            17,123,578
       175,000  SmithKline Beecham PLC ADR                            9,078,125
            14  Tate & Lyle PLC                                              99
     4,032,786  Vodafone Group PLC                                   16,640,928
                                                                ----------------
                                                                    227,896,749
UNITED STATES (27.8%)
--------------------------------------------------------------------------------
       147,600  3Com Corp.+                                           6,937,200
       100,000  A.P.S. Holding Corp.+                                 2,050,000
        44,500  AVX Corp.                                             1,385,063
        60,000  Advocat, Inc.+                                          645,000
        40,000  Ahmanson (H.F.) & Co.                                 1,000,000
         7,800  Alco Standard Corp.                                     690,300
       131,100  Alexander Haagen Properties                           1,442,100
       106,900  Allied-Signal, Inc.                                   4,543,250
         9,200  America Online, Inc.+                                   736,000
       331,000  American Family Restaurants+                          1,448,125
        82,500  American International Group, Inc.                    6,960,938
        25,000  American Medical Response+                              721,875
       126,000  Ameritech Corp. New                                   6,804,000
       178,700  Amgen, Inc.+                                          8,577,600
        18,900  Analog Devices Inc.+                                    682,763
        14,400  Andrew Corp.+                                           608,400
        87,700  Anheuser-Busch Cos., Inc.                             5,788,200
        17,800  Applebee's International, Inc.                          500,625
        54,700  Applied Extrusion Technologies, Inc.+                   841,013
       122,600  Applied Materials, Inc.+                              6,145,325
       105,000  Arcadian Corp.                                        2,165,625
         4,200  Ascend Communications, Inc.+                            273,000
        48,500  Atlas Air, Inc.+                                        721,438
        18,000  BMC Industries, Inc.                                    695,250
       175,000  Baker (J.) Inc.                                       1,006,250
       145,400  Bank of Boston Corp.                                  6,470,300
       184,100  BankAmerica Corp.                                    10,585,750
       114,600  Barnett Banks, Inc.                                   6,331,650
       220,600  Baxter International Inc.                             8,520,675
        11,400  Baybanks, Inc.                                          923,400
        27,000  Belden & Blake Corp.+                                   391,922
       152,600  Bell Atlantic Corp.                                   9,709,175
       100,000  Best Products, Inc.+                                    493,750
         5,900  Biochem Pharmaceutical, Inc.+                           225,675
       176,900  Black & Decker Manufacturing Co.                      5,992,488
       119,000  Boeing Co.                                            7,809,375
        22,800  Boston Scientific Corp.+                                960,450
        76,800  Broderbund Software, Inc.+                            5,328,000
        98,600  Burlington Northern Santa Fe Corp.                    8,270,075
        33,000  CIGNA Corp.                                           3,271,125
        50,000  CRA Managed Care, Inc.+                               1,200,000
       183,200  CUC International, Inc.+                              6,343,300
        86,000  Cabletron Systems, Inc.+                              6,761,750
         7,600  Cambridge Technology Partners, Inc.+                    431,300
        19,000  Canandaigua Wine Co. Class A+                           912,000

COMMON STOCKS
NUMBER OF SHARES                                                   MARKET VALUE

UNITED STATES (continued)
--------------------------------------------------------------------------------
       248,200  Capco Automotive Products                        $    1,892,525
        83,300  Capital Cities/ABC, Inc.                              9,881,463
        14,300  Capstone Capital Trust, Inc.                            264,550
        93,125  Cavalier Homes, Inc.                                  1,583,125
        99,300  Ceridian Corp.+                                       4,319,550
        22,400  Charter One Financial, Inc.                             635,600
       107,400  Chemical Banking Corp.                                6,108,375
       230,700  Circle K Corp.+                                       4,758,188
       118,100  Circuit City, Stores Inc.                             3,941,588
        24,800  Circus Circus Enterprises, Inc.+                        660,300
       101,600  Cisco Systems, Inc.+                                  7,874,000
       173,000  Citicorp                                             11,223,375
         8,200  Clear Channel Communications, Inc.+                     672,400
         6,600  Cognex Corp.+                                           394,350
       342,000  Collins & Aikman Corp.+                               2,736,000
       116,300  Columbia/HCA Healthcare Corp.                         5,713,238
        65,200  Comcast Corp. Special Class A                         1,165,450
        15,300  Commercial Net Lease Realty, Inc.                       195,075
        60,600  Community Care of America, Inc.+                        818,100
        19,600  CompUSA, Inc.+                                          749,700
       312,000  Congoleum Corp. Class A+                              2,613,000
        33,600  Corporate Express, Inc.+                                877,800
       128,000  Corrpro Cos., Inc.+                                     720,000
         9,300  Credit Acceptance Corp.+                                218,550
        19,500  Crestar Financial Corp.                               1,111,500
        45,600  Donnkenny, Inc.+                                      1,299,600
        76,000  Duckwall-Alco Stores, Inc.+                             836,000
        12,700  du Pont (E.I.) de Nemours & Co., Ltd.                   792,163
        19,100  Eckerd Corp.+                                           756,838
         5,900  Electronics for Imaging, Inc.+                          485,275
       102,100  Emerson Electric Co.                                  7,274,625
       153,000  Enron Corp.                                           5,259,375
       111,800  Epitope, Inc.+                                        1,537,250
        25,800  Equifax, Inc.                                         1,006,200
        79,900  Federal National Mortgage Association                 8,379,513
       240,300  Federated Department Stores+                          6,097,613
       122,200  Felcor Suite Hotels, Inc.                             3,528,525
        12,800  First American Corp. Tennessee                          561,600
        21,700  First Bank System, Inc.                               1,079,575
        83,503  First Data Corp.                                      5,521,609
       105,900  Fluor Corp.                                           5,983,350
        85,000  Franklin Resources, Inc.                              4,313,750
       254,100  Freeport-McMoRan Copper & Gold Co., Inc. Class A      5,812,538
        23,600  Fritz Companies, Inc.+                                  826,000
        23,200  Gartner Group Inc. Class A+                           1,012,100
       163,300  General Motors Corp. Class E                          7,695,513
       111,800  General Motors Corp. Class H                          4,695,600
        40,400  General Nutrition Companies, Inc.+                    1,004,950
        70,000  Golden Systems Inc.+                                     28,438
        45,800  Great Lakes Chemical Corp.                            3,074,325
        43,900  Greentree Financial Corp.                             1,168,838
       138,200  Guidant Corp.                                         4,422,400
        76,800  HBO & Co.                                             5,433,600
        22,200  HFS, Inc.+                                            1,359,750

COMMON STOCKS
NUMBER OF SHARES                                                   MARKET VALUE

UNITED STATES (continued)
--------------------------------------------------------------------------------
        80,600  HGI Realty, Inc.                                 $    1,783,275
       145,800  Harcourt General, Inc.                                5,777,325
        11,500  Harman International Industries, Inc.                   530,438
        24,300  Harnischfeger Industries, Inc.                          765,450
        27,600  Health Care & Retirement Corp.+                         810,750
        38,950  Health Management Assoc., Inc.+                         837,425
       220,000  Herbalife International, Inc.                         1,650,000
        20,900  Heritage Media Corp. Class A+                           579,975
       100,800  Hewlett-Packard Co.                                   9,336,600
       170,900  Honeywell, Inc.                                       7,177,800
        78,100  IBM Corp.                                             7,595,225
        70,300  IBP, Inc.                                             4,209,213
       537,247  ICN Pharmaceuticals, Inc.                            11,013,564
        20,600  IDEXX Laboratories, Inc.+                               839,450
       162,600  IVF America, Inc.+                                      477,638
        47,200  Integrated Health Services, Inc.                      1,079,700
       134,600  Intel Corp.                                           9,405,175
       159,800  Johnson & Johnson                                    13,023,700
        57,800  Kroger Co.+                                           1,929,075
        75,600  LCI International, Inc.+                              1,360,800
       155,200  LSI Logic Corp.+                                      7,313,800
       195,800  LTC Properties Inc.                                   2,839,100
        29,800  La Quinta Inns, Inc.                                    767,350
        57,200  Life Partners Group, Inc.                             1,036,750
        70,400  Lilly (Eli) & Co.                                     6,802,400
        87,700  Linear Technology Corp.                               3,836,875
        94,500  Lockheed Martin Corp.                                 6,437,813
       443,700  MCI Communications Corp.                             11,064,769
        30,200  MGIC Investment Corp.                                 1,717,625
       116,000  Malan Realty Investors, Inc.                          1,624,000
       175,500  Marriott International, Inc.                          6,471,563
         2,700  McAfee Associates, Inc.+                                157,275
        18,500  McDonnell Douglas Corp.                               1,512,375
        92,100  Medtronic, Inc.                                       5,318,775
        22,400  Mentor Corp. Minnesota                                  492,800
       126,800  Merck & Co., Inc.                                     7,291,000
        35,600  Mercury Finance Co.                                     685,300
       108,400  Merrill Lynch & Co., Inc.                             6,016,200
        94,500  Microsoft Corp.+                                      9,450,000
        78,000  Mid Atlantic Realty Trust                               643,500
       214,300  Mirage Resorts, Inc.+                                 7,018,325
        91,400  Mobil Corp.                                           9,208,550
        23,200  Morgan (J.P.) & Co., Inc.                             1,789,300
        54,400  Nabisco Holdings Corp. Class A                        1,462,000
        22,400  National Data Corp.                                     593,600
       129,000  National Health Investors, Inc.                       3,870,000
       116,600  NationsBank Corp.                                     7,666,450
        32,600  New World Communications Group, Inc.+                   537,900
        75,800  Northwest Airlines, Inc. Class A+                     3,041,475
        66,500  Norton McNaughton Inc.+                               1,313,375
        15,200  Nuevo Energy Co.+                                       336,300
        47,000  Oasis Residential, Inc.                               1,022,250
       269,200  Office Depot, Inc.+                                   7,705,850
        14,000  Omnicom Group, Inc.                                     894,250

COMMON STOCKS
NUMBER OF SHARES                                                   MARKET VALUE

UNITED STATES (continued)
--------------------------------------------------------------------------------
       120,800  Oroamerica, Inc.+                                $      498,300
        25,000  Outback Steakhouse, Inc.+                               784,375
       569,000  Owens-Illinois Inc.+                                  7,183,625
         5,900  Oxford Health Plans Inc.+                               461,675
        42,600  Paging Network, Inc.+                                   979,800
       127,900  Parametric Technology Corp.+                          8,553,313
        24,300  Paychex, Inc.                                         1,054,013
         4,800  PeopleSoft, Inc.+                                       412,800
       211,500  PepsiCo, Inc.                                        11,156,625
       154,100  Pfizer, Inc.                                          8,841,488
       155,800  Philip Morris Cos., Inc.                             13,165,100
        91,600  Pioneer Hi-Bred International, Inc.                   4,545,650
        54,000  Pittston Co.                                          1,485,000
         8,800  Pittston Minerals Group                                  85,800
       192,000  Plains Resources, Inc.+                               1,308,000
       200,500  Praxair, Inc.                                         5,413,500
        11,100  Premark International, Inc.                             513,375
       121,000  Procter & Gamble Co.                                  9,801,000
       174,100  RFS Hotel Investors, Inc.                             2,633,263
       362,000  Reckson Associates Realty Corp.                       9,728,750
        32,200  Red Lion Hotels, Inc.+                                  635,950
        27,100  Renaissance Communications Corp.+                       606,363
        47,400  Reptron Electronics, Inc.+                              722,850
        23,300  Revco D.S., Inc.+                                       553,375
        30,900  Reynolds & Reynolds Co. Class A                       1,100,813
       173,200  Rightchoice Managed Care, Inc. Class A+               2,208,300
       161,700  Rite Aid Corp.                                        4,365,900
       111,000  River Bank America+                                     749,250
         5,600  Robert Half International, Inc.+                        204,400
       230,200  SBC Communications, Inc.                             12,862,425
        23,700  STB Systems, Inc.+                                      260,700
        65,700  Safeway, Inc.+                                        3,104,325
        13,000  Sanifill, Inc.+                                         409,500
        50,900  Sara Lee Corp.                                        1,495,188
        67,800  Schlumberger Ltd.                                     4,220,550
       208,200  Scott Paper Co.                                      11,086,650
        16,100  Seagate Technology, Inc.+                               720,475
       174,400  Sears, Roebuck & Co.                                  5,929,600
        24,400  Seda Specialty Packaging Corp.+                         271,450
       100,700  Seitel, Inc.+                                         2,605,613
       111,000  Shorewood Packaging Corp.+                            1,859,250
         7,200  Sierra On-Line, Inc.+                                   268,200
        81,500  Sizeler Property Investments, Inc.                      743,688
        21,900  Softkey International, Inc.+                            689,850
        84,500  Sports Club Co., Inc.+                                  348,563
        35,900  Staples, Inc.+                                          955,838
         1,200  Star Banc Corp.                                          66,450
       102,800  Sterile Concepts Holdings                             1,452,050
        20,900  Stewart Enterprises, Inc. Class A                       705,375
       130,600  Stone Energy Corp.+                                   1,485,575
        13,300  Storage USA, Inc.                                       389,025
         8,500  Stratacom, Inc.+                                        522,750
        42,500  Sun Bancorp, Inc.                                       739,500
        83,700  Sundstrand Corp.                                      5,126,625

COMMON STOCKS
NUMBER OF SHARES                                                   MARKET VALUE

UNITED STATES (continued)
--------------------------------------------------------------------------------
        25,900  Sunglass Hut International+                      $      705,775
         4,100  Sybase Inc.+                                            159,082
        18,500  Symbol Technologies, Inc.+                              645,188
        12,800  Synopsys, Inc.+                                         480,000
        11,500  TCF Financial Corp.                                     675,625
         6,800  TRW, Inc.                                               447,100
       129,600  Tandy Corp.                                           6,399,000
       196,500  Team Rental Group, Inc.+                              2,063,250
       172,600  Tele-Comm Liberty Media Group, Inc. Class A+          4,250,275
       286,200  Tele-Communications Inc. (TCI Group) Class A+         4,865,400
        19,100  Tellabs, Inc.+                                          649,400
        21,700  Tencor Instruments+                                     924,963
        30,900  Teradyne, Inc.+                                       1,031,288
         6,400  Texas Instruments, Inc.                                 436,800
        37,600  The PMI Group, Inc.                                   1,804,800
       154,790  Titan Holdings, Inc.                                  2,186,409
        10,700  Tommy Hilfiger Corp.+                                   407,938
       154,700  Travelers Group Inc.                                  7,812,350
        93,000  Trism, Inc.+                                            604,500
        51,600  U.S. Robotics Corp.+                                  4,773,000
        29,800  UJB Financial Corp.                                     949,875
        73,800  Union Acceptance Corp. Class A+                       1,162,350
        17,600  United Waste Systems, Inc.+                             695,200
       156,800  Upjohn Co.                                            7,957,600
        14,700  Varity Corp.+                                           532,875
       114,200  Viacom, Inc. Class B+                                 5,710,000
        31,600  Whitman Corporation                                     671,500
       179,000  Winston Hotels                                        1,991,375
        49,800  Xerox Corp.                                           6,461,550
       100,000  Young Broadcasting Corp. Class A+                     3,050,000
        17,200  Zebra Technologies Corp.+                             1,023,400
                                                                ----------------
                                                                    754,397,424
URUGUAY (.%)
--------------------------------------------------------------------------------
        36,800  Banco Comercial S.A. 144A GDR                           616,400

VENEZUELA (0.1%)
--------------------------------------------------------------------------------
       225,040  Venepal 144A GDR                                        450,080
       184,000  Venezolana de Prerreducidos Caroni Venprecar            943,000
                                                                ----------------
                                                                      1,393,080
                                                                ----------------
                TOTAL COMMON STOCKS (cost $2,220,934,317)        $2,521,416,218

PREFERRED STOCKS (0.6%) *
NUMBER OF SHARES                                                   MARKET VALUE
--------------------------------------------------------------------------------
       138,200  Banco Bradesco BRC 0.072 NPV (No Par Value)
                pfd. (Brazil)                                    $    1,264,857
         4,800  Companhia Vale Do Rio Doce BRC 2.307 NPV
                pfd. (Brazil)                                           773,791
         3,880  Coteminas Cia Tecidos Norte de Minas BRC 8.65
                NPV pfd. (Brazil)                                     1,210,608
       106,970  Essilor International FF 12.3 pfd. (France)          13,780,672
       228,000  Refrigeracao Parna S.A. BRC 0.0463 NPV pfd. (Brazil)    538,284
                                                                ----------------
                TOTAL PREFERRED STOCKS (cost $14,102,958)        $   17,568,212

INVESTMENT FUNDS (0.2%)*
NUMBER OF SHARES                                                   MARKET VALUE
        21,800  India Magnum Fund Class A (acquired 21,800 shares
                3/23/95, cost $1,177,200) (India)+  ++           $      981,000
       104,200  Fleming Russia Securities Fund (Russia)+                638,225
         3,250  Nordic Recovery Fund (Sweden)+                        4,982,250
                                                                ----------------
                TOTAL INVESTMENT FUNDS (cost $5,416,790)         $    6,601,475

CONVERTIBLE BONDS AND NOTES (0.1%)*
PRINCIPAL AMOUNT                                                   MARKET VALUE
   $ 1,500,000  Emerson Radio Corp. cv. sr. sub. deb. 8 1/2s,
                2002 (United States)                             $    1,290,000
       500,000  Teco Electric & Machinery 144A cv. unsub. 2 3/4s,
                2004 (Taiwan)                                           387,500
       320,000  United Micro Electronics 144A cv. unsub. 1 1/4s,
                2004 (Taiwan)                                           430,400
                                                                ----------------
            TOTAL CONVERTIBLE BONDS AND NOTES (cost $2,506,300)  $    2,107,900

UNITS (.%)* (cost $693,420)
NUMBER OF UNITS                                                    MARKET VALUE
        13,000  Cesc Ltd. Units 144A GDR (Luxembourg)+           $      188,500

WARRANTS (.%)*+
NUMBER OF WARRANTS                               EXPIRATION DATE   MARKET VALUE
       134,140  Cartiere Burgo S.P.A. (Italy)           12/31/95   $      1,138
        43,700  Financing for Sciences (United States)   5/20/99         24,581
        31,250  Rieter Holding (Switzerland)             3/13/96         86,653
                                                                ----------------
                TOTAL WARRANTS (cost $4,370)                       $    112,372

SHORT-TERM INVESTMENTS (4.9%)*
PRINCIPAL AMOUNT                                                   MARKET VALUE
  $ 16,000,000  Federal National Mortgage Association 5.50s,
                March 4, 1996                                   $    15,696,889
    25,000,000  Ford Motor Credit Co. 5.69s, January 9, 1996         24,727,354
    25,000,000  General Motors Acceptance Corp. 5.77s,
                November 13, 1995                                    24,951,917
    22,894,000  Interest in $357,916,000 joint repurchase
                agreement dated October 31,1995 with
                Lehman Brothers Inc. due November 1, 1995
                with respect to various U.S. Treasury obligations.
                maturity value of $22,897,727 for an effective
                yield of 5.86%                                       22,897,727
    14,000,000  MetLife Funding Inc. 5.63s, December 6, 1995         13,923,369
    30,000,000  USAA Capital Corp. 5.65s, January 11, 1996           29,665,708
                                                                ----------------
                TOTAL SHORT-TERM INVESTMENTS (cost $131,862,964) $  131,862,964
--------------------------------------------------------------------------------
                TOTAL INVESTMENTS (cost $2,375,521,119)***       $2,679,857,641
--------------------------------------------------------------------------------
  * Percentages indicated are based on net assets of $2,713,884,055.

  + Non-income-producing security.

 ++ Restricted, excluding 144A securities, as to public resale. At the date of acquisition, these securities were valued at cost. There were no outstanding unrestricted securities of the same class as those held. Total market value of restricted securities owned at October 31, 1995 was $1,498,180 or less than 1% of net assets.

*** The aggregate identified cost for federal income tax purposes is $2,399,381,153, resulting in gross unrealized appreciation and depreciation of $368,038,155 and $87,561,667, respectively, or net unrealized apprecia-tion of $280,476,488.

    ADR, ADS, or GDR after the name of a holding stands for American Depository Receipt, American Depository Shares or Global Depository Receipt, respecti-vely, representing ownership of foreign securities on deposit with a domes-tic custodian bank.

    144A after the name of a security represents those exempt from registration under rule 144A of the Securities Act of 1933. These securities may be re-sold in transactions exempt from registration, normally to qualified insti-tutional buyers.

FORWARD CURRENCY CONTRACTS TO SELL AT OCTOBER 31,1995
                                                                  UNREALIZED
                      MARKET       AGGREGATE    DELIVERY       APPRECIATION/
                       VALUE      FACE VALUE        DATE      (DEPRECIATION)
--------------------------------------------------------------------------------
British Pounds  $ 92,732,636    $ 90,890,756    11/30/95        $(1,841,880)
French Francs     56,649,772      55,851,456    11/30/95           (798,316)
Japanese Yen     352,489,346     372,708,541     2/20/96         20,219,195
Netherland
 Guilders         56,361,990      55,569,454    11/30/95           (792,536)
             -------------------------------------------------------------------
                $558,233,744    $575,020,207                    $16,786,463
             -------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 1995

ASSETS
--------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,375,521,119) (Note 1)                        $2,679,857,641
--------------------------------------------------------------------------------
Cash                                                                    318,553
--------------------------------------------------------------------------------
Foreign currency (cost $340,155) (Note 1)                               319,218
--------------------------------------------------------------------------------
Dividends, interest and other receivables                             3,373,610
--------------------------------------------------------------------------------
Receivable for shares of the Fund sold                                4,893,715
--------------------------------------------------------------------------------
Receivable for securities sold                                      105,002,844
--------------------------------------------------------------------------------
Foreign tax receivable                                                2,763,437
--------------------------------------------------------------------------------
Receivable for open forward currency contracts                       20,219,195
--------------------------------------------------------------------------------
TOTAL ASSETS                                                      2,816,748,213
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for securities purchased                                     84,402,397
--------------------------------------------------------------------------------
Payable for shares of the Fund repurchased                            3,148,048
--------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                          4,569,434
--------------------------------------------------------------------------------
Payable for administrative services (Note 2)                              3,979
--------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                             2,239
--------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)            2,182,221
--------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                1,191,675
--------------------------------------------------------------------------------
Other accrued expenses                                                  749,171
--------------------------------------------------------------------------------
Payable for open forward currency contracts                           3,432,732
--------------------------------------------------------------------------------
Payable for closed forward currency contracts                         3,182,262
--------------------------------------------------------------------------------
TOTAL LIABILITIES                                                   102,864,158
--------------------------------------------------------------------------------
NET ASSETS                                                       $2,713,884,055
--------------------------------------------------------------------------------

REPRESENTED BY
--------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                  $2,273,841,937
--------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                         18,553,417
--------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign
currency transactions (Note 1)                                      100,168,516
--------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                   321,320,185
--------------------------------------------------------------------------------
TOTAL -- REPRESENTING NET ASSETS APPLICABLE TO
CAPITAL SHARES OUTSTANDING                                       $2,713,884,055
--------------------------------------------------------------------------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
--------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,689,656,069 divided by 166,804,947 shares)                           $10.13
--------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $10.13)*                  $10.75
--------------------------------------------------------------------------------
Net asset value and offering price per class B share
($975,793,667 divided by 98,983,605 shares)+                             $ 9.86
--------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($5,852,758 divided by 579,867 shares)                                   $10.09
--------------------------------------------------------------------------------
Offering price per class M share (100/96.5 of $10.09)*                   $10.46
--------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($42,581,561 divided by 4,154,894 shares)                                $10.25
--------------------------------------------------------------------------------
* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
+ Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS
Year ended October 31, 1995

INVESTMENT INCOME:
--------------------------------------------------------------------------------
Dividends (net of foreign tax of $3,398,519)                     $   48,417,886
--------------------------------------------------------------------------------
Interest                                                              8,584,825
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                              57,002,711
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                     16,544,148
--------------------------------------------------------------------------------
Investor servicing and custodian fee (Note 2)                         7,637,422
--------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                        64,353
--------------------------------------------------------------------------------
Reports to shareholders                                                 137,672
--------------------------------------------------------------------------------
Auditing                                                                147,003
--------------------------------------------------------------------------------
Legal                                                                    37,962
--------------------------------------------------------------------------------
Postage                                                                 449,812
--------------------------------------------------------------------------------
Registration fees                                                       468,057
--------------------------------------------------------------------------------
Administrative services (Note 2)                                         42,538
--------------------------------------------------------------------------------
Distribution fees . Class A (Note 2)                                  3,916,662
--------------------------------------------------------------------------------
Distribution fees . Class B (Note 2)                                  8,662,106
--------------------------------------------------------------------------------
Distribution fees . Class M (Note 2)                                      9,707
--------------------------------------------------------------------------------
Other                                                                    21,135
--------------------------------------------------------------------------------
TOTAL EXPENSES                                                       38,138,577
--------------------------------------------------------------------------------
EXPENSE REDUCTION (Note 2)                                             (475,019)
--------------------------------------------------------------------------------
NET EXPENSES                                                         37,663,558
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                19,339,153
--------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                    116,238,479
--------------------------------------------------------------------------------
Net realized loss on forward currency contracts and foreign
--------------------------------------------------------------------------------
currency translation (Note 1)                                       (15,782,615)
--------------------------------------------------------------------------------
Net unrealized appreciation on forward currency contracts and
foreign currency translation during the year                         17,970,022
--------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year            8,337,126
--------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                             126,763,012
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $146,102,165
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS
                                                          YEAR ENDED OCTOBER 31
                                                          1995             1994
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS
--------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------
Net investment income                           $   19,339,153   $   11,127,270
--------------------------------------------------------------------------------
Net realized gain on investments and foreign
currency transactions                              100,455,864       54,003,718
--------------------------------------------------------------------------------
Net unrealized appreciation of investments
and assets and liabilities in foreign currencies    26,307,148       64,744,066
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                    146,102,165      129,875,054
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income:
    Class A                                         (1,159,070)              --
    Class B                                           (644,782)              --
    Class Y                                            (22,144)              --
--------------------------------------------------------------------------------
  From net realized gain on investments:
    Class A                                        (46,984,247)     (18,205,009)
    Class B                                        (26,094,046)      (5,583,193)
    Class Y                                           (896,166)              --
--------------------------------------------------------------------------------
Increase from capital share transactions
(Note 4)                                           305,193,194    1,058,122,192
--------------------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                       375,494,904    1,164,209,044
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of year                                2,338,389,151    1,174,180,107
--------------------------------------------------------------------------------
END OF YEAR (including undistributed net
investment income of $18,553,417 and
$4,113,885, respectively)                       $2,713,884,055   $2,338,389,151
--------------------------------------------------------------------------------

* Unaudited.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)
                         MARCH 1, 1995                       JUNE 15, 1994
                         (COMMENCEMENT                       (COMMENCEMENT
                        OF OPERATIONS)      YEAR ENDED      OF OPERATIONS)               YEAR ENDED
                         TO OCTOBER 31      OCTOBER 31      TO OCTOBER 31                OCTOBER 31
                                  1995            1995               1994         1995         1994
-----------------------------------------------------------------------------------------------------------------------------------
                               CLASS M                  CLASS Y
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
BEGINNING OF PERIOD              $8.86          $10.00              $9.46        $9.74        $9.19
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
Net investment income              .01             .09                .01          .03          .01
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments        1.22             .47                .53          .40          .71
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
OPERATIONS                        1.23             .56                .54          .43          .72
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
 From net investment
  income                            --            (.01)                --         (.01)          --
-----------------------------------------------------------------------------------------------------------------------------------
 From net realized gain on
  investments                       --            (.30)                --         (.30)        (.17)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 --            (.31)                --         (.31)        (.17)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  $10.09          $10.25             $10.00        $9.86        $9.74
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN AT
NET ASSET VALUE (%) (a)          13.88(b)         6.00               5.71(b)      4.80         7.95
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
(in thousands)                  $5,853         $42,582            $29,396     $975,794     $801,443
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
net assets (%) (c)                1.23(b)         1.06                .37(b)      2.04         2.11
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)          .17(b)         1.20                .42(b)       .29          .12
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)           63.31           63.31              17.45        63.31        17.45
-----------------------------------------------------------------------------------------------------------------------------------

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) Not annualized
(c) The ratio of expenses to average net assets for the period ended October 31, 1995 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts. (Note 2)

FINANCIAL HIGHLIGHTS (Continued)
(For a share outstanding throughout the period)
                                           APRIL 27, 1992
                                            (COMMENCEMENT
                                           OF OPERATIONS)
                                            TO OCTOBER 31                                  YEAR ENDED OCTOBER 31
                                    1993             1992             1995             1994         1993         1992         1991
-----------------------------------------------------------------------------------------------------------------------------------
                                 CLASS B                                                         CLASS A
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
BEGINNING OF PERIOD                $7.22            $7.50            $9.92            $9.30        $7.25        $7.64        $7.12
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
Net investment income                .05              .01              .09              .02          .07          .10          .12
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          1.99             (.29)             .43              .77         2.06         (.22)         .96
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
OPERATIONS                          2.04             (.28)             .52              .79         2.13         (.12)        1.08
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
 From net investment
  income                            (.06)              --             (.01)              --         (.07)        (.12)        (.15)
-----------------------------------------------------------------------------------------------------------------------------------
 From net realized gain on
  investments                       (.01)              --             (.30)            (.17)        (.01)        (.15)        (.41)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 (.07)              --             (.31)            (.17)        (.08)        (.27)        (.56)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD     $9.19            $7.22           $10.13            $9.92        $9.30        $7.25        $7.64
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN AT
NET ASSET VALUE (%) (a)            28.44            (3.73)(b)         5.64             8.62        29.62        (1.51)      (16.51)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
(in thousands)                  $233,195          $18,154       $1,689,656       $1,507,550     $940,985     $630,764     $684,450
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
net assets (%) (c)                  2.09             1.16(b)          1.28             1.33         1.39         1.56         1.47
-----------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)            .23              .21(b)          1.05              .83          .85         1.28         1.60
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             49.53            61.84            63.31            17.45        49.53        61.84        70.64
-----------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
October 31, 1995


NOTE 1
SIGNIFICANT ACCOUNTING POLICIES
The fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks traded in securities mar-kets located in a number of foreign countries and in the United States.

The fund offers class A, class B, class M and class Y shares. The fund commenced its public offering of Class M shares on March 1, 1995. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares do not pay a front-end sales charge, but pay a higher ongoing distribution fee than Class A shares, and may be subject to a contingent deferred sales charge, if those sha-res are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50%, and an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A shares and class B shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that initially invest at least $250 million in a combination of Putnam funds and other investments managed by Putnam Management or its affiliates. In addition, the Trustees declare separate dividends on each class of shares. Expenses of the fund are borne pro-rata by the holder of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund if the fund were liquidated. In addition, the Trustees declare separate di-vidends on each class of shares.

The following is a summary of significant accounting policies consistently fo-llowed by the fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A) SECURITY VALUATION Investments for which market quotations are readily avail-able are stated at market value, which is determined using the last reported sa-le price, or, if no sales are reported -- as in the case of some securities tra-ded over-the-counter -- the last reported bid price, except that certain U.S. government obligations are stated at the mean between the last reported bid and asked prices. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost which approximates market, and other investments are stated at fair value following procedures approved by the Trustees.

B) JOINT TRADING ACCOUNT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment compa-nies and certain other accounts managed by Putnam Investment Management, Inc., ("Putnam Manage-ment"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) REPURCHASE AGREEMENTS The fund or any joint trading account, through its cus-todian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME Security transactions are accounted for on the trade date (date the order to buy or sell is executed). In-terest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) FOREIGN CURRENCY TRANSLATION The accounting records of the fund are maintai-ned in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of in-vestment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized gains and losses on foreign currency transactions arise from changes in the va-lue of open forward currency contracts and assets and liabilities other than in-vestments at the period end, resulting from changes in the exchange rate.

F) FORWARD CURRENCY CONTRACTS The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The maximum potential loss from forward currency contracts is the aggregate face value in U.S. dollars at the time the contract was opened. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) FEDERAL TAXES It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid impo-sition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation of securities held and excise tax on income and capital gains.

H) DISTRIBUTIONS TO SHAREHOLDERS Distributions to shareholders from net invest-ment income are recorded by the fund on the ex-dividend date. Capital gain dis-tributions, if any, are recorded on the ex-dividend date and paid annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include treatment of realized and un-realized gains and losses on forward foreign currency contracts, losses on wash sale transactions and unrealized gains on passive foreign investment companies. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

For the year ended October 31, 1995, the fund reclassified $3,073,624 to decrea-se undistributed net investment income and $12,709,022 to decrease paid-in-capital, with an increase to accumulated net realized gains of $15,782,646. The calculation of net investment income per share in the financial highlights table excludes these adjustments.


NOTE 2
MANAGEMENT FEE, ADMINISTRATIVE SERVICES, AND OTHER TRANSACTIONS
Compensation of Putnam Management, for management and investment advisory servi-ces is paid quarterly based on the average net assets of the fund for the quar-ter. Such fee is based on an annual rate of 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 mi-llion and 0.60% of any amount over $1.5 billion. Under current law, the fee is subject to reduction in any year to the extent that expenses (exclusive of dis-tribution fees, brokerage, interest and taxes) of the fund exceed 2.5% of the first $30 million of average net assets, 2.0% of the next $70 million and 1.5% of any amount over $100 million and by the amount of certain brokerage commi-ssions and fees (less expenses) received by affiliates of Putnam Management on the fund's portfolio transactions.

The fund also reimburses Putnam Management for the compensation and related ex-penses of certain officers of the fund and their staff who provide administra-tive services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Trustees of the fund receive an annual Trustee's fee of $4,810 and an additional fee for each Trustees' meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive addi-tional fees for attendance at certain committee meetings.

During the year ended October 31, 1995, the fund adopted a Trustee Fee Deferral Plan (the .Plan.) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees re-main in the fund and are invested in the fund or in other Putnam funds until distribution in accordance with the Plan.

Custodial functions for the fund are provided by the Putnam Fiduciary Trust Com-pany (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended October 31, 1995, fund expenses were reduced by $475,019 un-der expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the offset arrangements in an income-producing asset if it had not entered into such arran-gements.

The fund has adopted distribution plans (the .Plans.) with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Compa-ny Act of 1940. The purpose of the Plans is to compensate Putnam Mutual funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provi-ded and expenses incurred by it in distributing shares of the fund. The Plans provide for payment by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the year ended October 31, 1995, Putnam Mutual Funds Corp., acting as under-writer received net commissions of $893,503 and $10,969 from the sale of class A shares and class M shares, respectively. There were $1,720,078 in contingent de-ferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended October 31, 1995, Putnam Mutual Funds Corp., acting as underwriter recei-ved $26,951 on class A redemptions.


NOTE 3
PURCHASES AND SALES OF SECURITIES
During the year ended October 31, 1995, purchases and sales of investment secu-rities other than short-term investments aggregated $1,763,199,629 and $1,474,926,140, respectively. There were no purchases or sales of U.S. govern-ment obligations during the year. In determining the net gain or loss on securi-ties sold, the cost of securities has been determined on the identified cost basis.


NOTE 4
CAPITAL SHARES
At October 31, 1995, there was an unlimited number of shares of beneficial inte-rest authorized. Transactions in capital shares were as follows:
                                                          YEAR ENDED
                                                       OCTOBER 31, 1995
CLASS A                                         SHARES                  AMOUNT
-------------------------------------------------------------------------------
Shares sold                                 68,492,496            $649,257,185
-------------------------------------------------------------------------------
Shares issued in connection with
reinvestment of distributions                4,941,635              44,870,047
-------------------------------------------------------------------------------
                                            73,434,131             694,127,232
-------------------------------------------------------------------------------
Shares repurchased                         (58,666,136)           (560,108,246)
-------------------------------------------------------------------------------
NET INCREASE                                14,767,995           $ 134,018,986
-------------------------------------------------------------------------------
                                                          YEAR ENDED
                                                       OCTOBER 31, 1994
CLASS A                                         SHARES                  AMOUNT
-------------------------------------------------------------------------------
Shares sold                                 89,867,991            $864,456,541
-------------------------------------------------------------------------------
Shares issued in connection with
reinvestment of distributions                1,757,924              16,542,020
-------------------------------------------------------------------------------
                                            91,625,915             880,998,561
-------------------------------------------------------------------------------
Shares repurchased                         (40,809,495)           (391,801,048)
-------------------------------------------------------------------------------
NET INCREASE                                50,816,420            $489,197,513
-------------------------------------------------------------------------------

                                                          YEAR ENDED
                                                       OCTOBER 31, 1995
CLASS B                                         SHARES                  AMOUNT
-------------------------------------------------------------------------------
Shares sold                                 36,604,976            $339,453,881
-------------------------------------------------------------------------------
Shares issued in connection with
reinvestment of distributions                2,773,499              24,656,265
-------------------------------------------------------------------------------
                                            39,378,475             364,110,146
-------------------------------------------------------------------------------
Shares repurchased                         (22,718,652)           (210,414,554)
-------------------------------------------------------------------------------
NET INCREASE                                16,659,823            $153,695,592
-------------------------------------------------------------------------------
                                                          YEAR ENDED
                                                       OCTOBER 31, 1994
CLASS B                                         SHARES                  AMOUNT
-------------------------------------------------------------------------------
Shares sold                                 67,923,259            $643,916,531
-------------------------------------------------------------------------------
Shares issued in connection with
reinvestment of distributions                  543,647               5,055,913
-------------------------------------------------------------------------------
                                            68,466,906             648,972,444
-------------------------------------------------------------------------------
Shares repurchased                         (11,507,056)           (108,633,648)
-------------------------------------------------------------------------------
NET INCREASE                                56,959,850            $540,338,796
-------------------------------------------------------------------------------
                                                          YEAR ENDED
                                                       OCTOBER 31, 1995
CLASS Y                                         SHARES                  AMOUNT
-------------------------------------------------------------------------------
Shares sold                                  2,547,793             $24,844,353
-------------------------------------------------------------------------------
Shares issued in connection with
reinvestment of distributions                  100,142                 918,308
-------------------------------------------------------------------------------
                                             2,647,935              25,762,661
-------------------------------------------------------------------------------
Shares repurchased                          (1,433,258)            (13,977,402)
-------------------------------------------------------------------------------
NET INCREASE                                 1,214,677             $11,785,259
-------------------------------------------------------------------------------
                                                                FOR THE PERIOD
                                                                 JUNE 15, 1994
                                                              (COMMENCEMENT OF
                                                                OPERATIONS) TO
                                                              OCTOBER 31, 1994
CLASS Y                                         SHARES                  AMOUNT
-------------------------------------------------------------------------------
Shares sold                                  2,962,991             $28,809,511
-------------------------------------------------------------------------------
Shares issued in connection with
reinvestment of distributions                       --                      --
-------------------------------------------------------------------------------
                                             2,962,991              28,809,511
-------------------------------------------------------------------------------
Shares repurchased                             (22,774)               (223,628)
-------------------------------------------------------------------------------
NET INCREASE                                 2,940,217             $28,585,883
-------------------------------------------------------------------------------
                                                                FOR THE PERIOD
                                                                 MARCH 1, 1995
                                                              (COMMENCEMENT OF
                                                                OPERATIONS) TO
                                                              OCTOBER 31, 1995
CLASS M                                         SHARES                  AMOUNT
-------------------------------------------------------------------------------
Shares sold                                    618,124              $6,076,061
-------------------------------------------------------------------------------
Shares issued in connection with
reinvestment of distributions                       --                      --
-------------------------------------------------------------------------------
                                               618,124               6,076,061
-------------------------------------------------------------------------------
Shares repurchased                             (38,257)               (382,704)
-------------------------------------------------------------------------------
NET INCREASE                                   579,867              $5,693,357
-------------------------------------------------------------------------------

FEDERAL TAX INFORMATION
(Unaudited)

Pursuant to Section 852 of the Internal Revenue Code, the Fund hereby designates $0.28 per share (or if different, the amount necessary to offset net capital ga-in earned by the Fund) for share classes A, B and Y as capital gain dividends for its taxable year ended October 31, 1995.

The Fund has designated 31.91% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

For the period, dividends from foreign countries were $37,423,274 or $.1383 per share for all share classes. Taxes paid to foreign countries were $3,398,519 or $0.01 per share for all share classes.

The Form 1099 you receive in January 1996 will show the tax status of all dis-tributions paid to your account in calendar 1995.

FUND INFORMATION


INVESTMENT MANAGER
Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES
Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN
Putnam Fiduciary Trust Company

LEGAL COUNSEL
Ropes & Gray

INDEPENDENT ACCOUNTANTS
Coopers &Lybrand L.L.P.

TRUSTEES
George Putnam, Chairman                   William F. Pounds, Vice Chairman
Jameson Adkins Baxter                     Hans H. Estin
John A. Hill                              Elizabeth T. Kennan
Lawrence J. Lasser                        Robert E. Patterson
Donald S. Perkins                         George Putnam, III
Eli Shapiro                               A.J.C. Smith
W. Nicholas Thorndike

OFFICERS
George Putnam                             Charles E. Porter
President                                 Executive Vice President

Patricia C. Flaherty                      Lawrence J. Lasser
Senior Vice President                     Vice President

Gordon H. Silver                          Vice President
Peter Carman                              Vice President

Brett C. Browchuk                         Anthony W. Regan
Vice President                            Vice President and Fund Manager

Carol C. McMullen                         William N. Shiebler
Vice President and Fund Manager           Vice President

John R. Verani                            Paul M. O.Neil
Vice President                            Vice President

John D. Hughes                            Beverly Marcus
Vice President and Treasurer              Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Global Growth Fund. It may also be used as sales literature when preceded or accompanied by the cu-rrent prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quar-terly Performance Summary. For more information, or to request a prospectus,
call toll free:   1-800-225-1581.

SHARES OF MUTUAL FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR EN-DORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED BY THE FEDERAL DEPOSIT IN-SURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

                                                        ---------------
PUTNAM INVESTMENTS                                      Bulk Rate
                                                        U.S. Postage
THE PUTNAM FUNDS                                        PAID
One Post Office Square                                  Putnam
Boston, Massachusetts 02109                             Investments
                                                        ---------------






21700-005/882/513     12/95

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